1933 Act/Rule 485(b)

March 16, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Virtus Alternative Solutions Trust
File Nos. 333-191940 and 811-22906
Post-Effective Amendment No. 11

To The Commission Staff:

On behalf of Virtus Alternative Solutions Trust (the “Trust” or “Registrant”), transmitted herewith for filing under Rule 485(a) under the Securities Act of 1933 and the Investment Company Act of 1940, is Post-Effective Amendment No. 11 of the Registrant’s Registration Statement on Form N-1A.

This amendment contains the Prospectus and Statement of Additional Information for the Virtus Credit Opportunities Fund, which is being registered as a new series of the Registrant.

Please contact Ann Flood at (860) 263-4746 or the undersigned at (860) 263-4790 if you have any questions concerning this amendment.

Very truly yours,

       /s/ Jennifer S. Fromm

 Jennifer S. Fromm